Income tax (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Property and equipment	$ 3,016	$ 3,206	[1]	$ 6,244
Intangible assets	18,658	14,897	[1]
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Property and equipment	2,250
Intangible assets	4,368	1,412
Debentures	1,658	1,123
Financing costs	2,390	4,161
Research and development expenditures	1,163	1,342
Other	21	326
Deferred tax assets	$ 11,850	$ 8,364

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.